Basic and Diluted Earnings Per Common Share - Schedule of Computation of Basic and Diluted EPS (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income as reported	$ 2,681	$ 2,009	$ 4,694	$ 2,228	$ 4,753	$ 3,715
Less: Participated securities share of undistributed earnings				21	23	87
Net income available to common stockholders	$ 2,681	$ 2,009	$ 4,694	$ 2,207	$ 4,730	$ 3,628
Weighted average number of common shares - basic	8,851,446	7,273,351	8,104,370	7,187,125	7,233,783	7,065,243
Effect of dilutive securities:
Employee stock-based compensation awards and warrants	454,583	295,570	341,590	295,570	286,161	140,466
Weighted average number of common shares - diluted	9,306,029	7,568,921	8,445,960	7,482,695	7,519,944	7,205,709
Basic earnings per common share	$ 0.30	$ 0.28	$ 0.58	$ 0.31	$ 0.65	$ 0.51
Diluted earnings per common share	$ 0.29	$ 0.27	$ 0.56	$ 0.29	$ 0.63	$ 0.50
Anti-dilutive warrants and stock options	70,266	273,350	70,266	273,350	261,225	294,475